Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
Document Creation Date	dei_DocumentCreationDate	May 04, 2016